Provision for post-employment benefits - Life Expectancies For Defined Benefit Pension Plans (Detail) - yr	Dec. 31, 2018	Dec. 31, 2017
Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22.2	22.4
Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.9	24.0
Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.0	23.8
Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.7	25.7
North America [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	22.1
North America [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.6
North America [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.7
North America [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	25.2
United Kingdom [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.2
United Kingdom [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.3
United Kingdom [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.8
United Kingdom [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26.1
Western Continental Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21.1
Western Continental Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	24.0
Western Continental Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	23.5
Western Continental Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	26.2
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	17.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - current pensioners (at age 65) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	17.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member] | Years life expectancy after age 65 - future pensioners (current age 45) - female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy	21.4